Equity - Schedule of Basic and Diluted Earnings Per Quota (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
From continuing operations attributable to the ordinary equity holders of the Entity	R$ 3.77	R$ 19.60	R$ 17.41
Total basic earning per share/quota attributable to the ordinary equity holders of the Entity	3.77	19.60	17.41
From continuing operations attributable to the ordinary equity holders of the Entity	3.77	19.60	17.41
Total basic earning per share/quota attributable to the ordinary equity holders of the Entity	R$ 3.77	R$ 19.60	R$ 17.41
From continuing operations	R$ 208,615	R$ 170,199	R$ 151,373
Profit (loss) from continuing operations	208,615	170,199	151,373
Used in calculating basic earnings per share/quota	208,615	170,199	151,373
Used in calculating diluted earnings per share/quota	R$ 208,615	R$ 170,199	R$ 151,373
Weighted average number of ordinary share/quotas used as the denominator in calculating basic earnings per share/quota:	55,387,859	8,683,893	8,688,082
Weighted average number of ordinary share/quotas and potential ordinary share/quotas used as the denominator in calculating diluted earnings per share/quota	55,387,859	8,683,893	8,688,082